                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   November 10, 2000
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     169

Form 13F Information Table Value Total:     $2,067,620
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon


























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
                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                       September 29, 2000
 ITEM 1:               ITEM 2:      ITEM 3:       ITEM 4:       ITEM 5:         ITEM 6:        ITEM 7:              ITEM 8:
                                                  FAIR
                       TITLE                      MARKET
NAME OF ISSUER         OF CLASS       CUSIP        VALUE         SHARES    (A)    (B)    (C)   MANAGERS    (A)      (B)      (C)
-------------------    ---------      -----        -------       ------    ----   ----   ---   --------    ---      ---      ---
3Com Corp.             common stock  88553510    6,984,250.00     364,000                x     1           x
Ace Ltd.               common stock  G0070K10   16,485,000.00     420,000                x     1           x
Allied Waste           common stock  01958930    7,350,000.00     800,000                x     1           x
Amer. Elec. Power Co.  common stock  02553710    9,781,250.00     250,000                x     1           x
Amerada Hess Corp.     common stock  02355110    1,251,731.25      18,700                x     1           x
Anadarko Petroleum     common stock  03251110   19,938,000.00     300,000                x     1           x
AntiGenics Inc         common stock  03703210    3,241,896.00     308,752                x     1           x
AON Corp.              common stock  03738910   13,345,000.00     340,000                x     1           x
Apache Corp.           common stock  03741110    7,390,625.00     125,000                x     1           x
Aracruz Celulose ADR   common stock  03849620    6,586,906.25     397,700                x     1           x
Art Tech. Group Inc.   common stock  04289L10   18,950,000.00     200,000                x     1           x
ARV Assisted Living    common stock  00204C10      675,237.50     771,700                x     1           x
ASM Lithography NV     common stock  N0705911    5,654,687.50     175,000                x     1           x
ASUR ADR               common stock  40051E20   10,251,562.50     675,000                x     1           x
At Road Inc.           common stock  04648K10    1,502,823.00     210,000                x     1           x
AT&T Liberty Media     Class A       00195720    4,500,000.00     250,000                x     1           x
Autonomy Corp. ADR     common stock  05329Q10    2,887,500.00      52,500                x     1           x
Avon Products Inc.     common stock  05430310   12,262,500.00     300,000                x     1           x
Bally Total Fitness    common stock  05873K10   29,347,500.00   1,173,900                x     1           x
Bank One Corp.         common stock  06423A10    3,862,500.00     100,000                x     1           x
Becton Dickinson       common stock  07588710   10,575,000.00     400,000                x     1           x
Berkshire
  Hathaway Inc.        common stock  08467010   22,540,000.00         350                x     1           x
Bestfoods              common stock  08658U10    7,275,000.00     100,000                x     1           x
BJ Services Co.        common stock  05548210   10,696,875.00     175,000                x     1           x
Cablevision Systems    common stock  12686C10   14,920,312.50     225,000                x     1           x
Cal Dive Int'l Inc.    common stock  12791410    8,503,125.00     150,000                x     1           x
Capital One Financial  common stock  14040H10   21,018,750.00     300,000                x     1           x
Capstone Turbine Corp. common stock  14067D10   17,139,375.00     412,500                x     1           x
Century Aluminum       common stock  15643110    5,210,908.56     423,221                x     1           x
Charles Schwab         common stock  80851310    1,775,000.00      50,000                x     1           x
China Mobile HK Ltd.   common stock  16941M10    1,941,708.75      59,860                x     1           x
Chubb Corp.            common stock  17123210   15,825,000.00     200,000                x     1           x
Cinergy Corp.          common stock  17247410    9,918,750.00     300,000                x     1           x
Citrix Systems         common stock  17737610    8,025,000.00     400,000                x     1           x
Coca Cola Co.          common stock  19121610   16,537,500.00     300,000                x     1           x
Coflexip ADR           common stock  19238410    2,608,275.00      41,900                x     1           x
Colgate Palmolive      common stock  19416210    7,080,000.00     150,000                x     1           x
Commerce One Inc.      common stock  20069310   45,137,500.00     575,000                x     1           x
Constellation Energy   common stock  21037110   18,656,250.00     375,000                x     1           x


                                4




Corning Inc.           common stock  21935010   16,335,000.00      55,000                x     1           x
Costco Wholesale       common stock  22160K10   29,525,681.25     845,100                x     1           x
CYTYC Corp.            common stock  23294610   10,828,125.00     250,000                x     1           x
DaimlerChrysler ADR    common stock  D1668R12    1,775,600.00      40,000                x     1           x
DMC Stratex Networks   common stock  23322L10    3,432,175.00     216,200                x     1           x
E Trade Group          common stock  26924610    9,862,500.00     600,000                x     1           x
Eastman Chemical       common stock  27743210   12,946,593.75     350,500                x     1           x
Efficient Networks     common stock  28205610    3,743,750.00     100,000                x     1           x
Eli Lilly              common stock  53245710    2,028,125.00      25,000                x     1           x
Enchira Biotech. Corp. common stock  29251Q10    8,062,500.00   1,000,000                x     1           x
Energizer Hldgs.       common stock  29266R10   17,696,350.00     722,300                x     1           x
Engelhard Corp.        common stock  29284510    8,848,125.00     544,500                x     1           x
Extreme Networks       common stock  30226D10   17,175,000.00     150,000                x     1           x
Fed. Dept. Stores      common stock  31410H10   22,284,625.00     853,000                x     1           x
Federal Express        common stock  31428X10   11,085,000.00     250,000                x     1           x
Finisar Corp.          common stock  31787A10    9,662,500.00     200,000                x     1           x
Flamel Tech. ADR       common stock  33848810    4,515,000.00     645,000                x     1           x
FleetBoston Financial  common stock  33903010    7,800,000.00     200,000                x     1           x
Fomento Eco. ADR       common stock  34441910    3,923,400.00     100,600                x     1           x
Foundry Networks       common stock  35063R10   16,035,000.00     240,000                x     1           x
Fresenius              Class D
                       Preferred
                       Stock         35802920       12,298.55     416,900                x     1           x
Galileo Tech.          common stock  M4729810    9,731,375.00     306,500                x     1           x
Gemstar - TV Guide     common stock  36866W10   21,796,875.00     250,000                x     1           x
General Dynamics Corp. common stock  36955010   31,406,250.00     500,000                x     1           x
General Electric       common stock  36960410   17,306,250.00     300,000                x     1           x
Genzyme Gen. Div.      common stock  37291710   13,637,500.00     200,000                x     1           x
Georgia Gulf Corp.     common stock  37320020    5,278,406.25     461,500                x     1           x
GetThere.com           common stock  37426610    1,549,237.50      87,900                x     1           x
GM Hughes Elec.        Class H       37044283   29,744,000.00     800,000                x     1           x
Goldman Sachs          common stock  38141G10   56,968,750.00     500,000                x     1           x
Grey Wolf Inc.         common stock  39788810    7,475,000.00   1,300,000                x     1           x
Gymboree Corp.         common stock  40377710    5,437,500.00   1,000,000                x     1           x
Handspring Inc.        common stock  41029310    5,939,375.00      86,000                x     1           x
Harcourt General Inc.  common stock  41163G10   13,168,800.00     223,200                x     1           x
Harrahs Entertaiment   common stock  41361910    2,750,000.00     100,000                x     1           x
Health Mgmt. Sys.      common stock  42219M10      871,875.00     450,000                x     1           x
Human Genome Science   common stock  44490310   17,300,000.00     100,000                x     1           x
Hydril Inc             common stock  44877410      455,000.00      20,000                x     1           x
IDEC Pharmaceuticals   common stock  44937010   13,674,375.00      78,000                x     1           x
IMC Global Inc.        common stock  44966910    9,729,500.00     671,000                x     1           x
Impax Laboratories     common stock  45256B10   15,647,059.31   1,882,353                x     1           x
IMS Health Inc.        common stock  44993410   17,280,600.00     832,800                x     1           x
Infospace.Com          common stock  45678T10    6,037,500.00     200,000                x     1           x
INRANGE Tech. Corp.    common stock  45769V20    4,770,000.00      90,000                x     1           x
Int'l Game Tech.       common stock  45990210   24,936,300.00     741,600                x     1           x
Invitrogen Corp.       common stock  46185R10   19,186,875.00     270,000                x     1           x
Johnson & Johnson      common stock  47816010    2,348,437.50      25,000                x     1           x
Kimberly Clark Corp.   common stock  49436810   11,162,500.00     200,000                x     1           x
King Pharm. Inc.       common stock  49558210   13,375,000.00     400,000                x     1           x

Laser Mortgage         common stock  51806D10    3,422,650.00   1,117,600                x     1           x
Lexar Media Inc.       common stock  52886P10    3,565,000.00     310,000                x     1           x
LifeF/X                common stock  53218N10    4,238,442.00     900,000                x     1           x
Lockheed Martin Co.    common stock  53983010   19,776,000.00     600,000                x     1           x
Loews Corp.            common stock  54042410   12,506,250.00     150,000                x     1           x
Lucent Tech.           common stock  54946310   15,281,250.00     500,000                x     1           x
Lycos Inc.             common stock  55081810   15,468,750.00     225,000                x     1           x
Marine Drilling Co.    common stock  56824020   19,402,506.25     679,300                x     1           x
Martin Marietta
  Materials            common stock  57328410   14,929,200.00     390,000                x     1           x
McLeodUSA Inc.         common stock  58226610   11,928,037.50     833,400                x     1           x
Mercury Computer Sys.  common stock  58937810    9,456,250.00     340,000                x     1           x
Methode Elec. Inc.     common stock  59152020   31,421,993.75     709,100                x     1           x
MicroStrategy Inc      common stock  59497210    6,949,562.50     251,000                x     1           x
MRV Comm. Inc.         common stock  55347710    7,875,000.00     175,000                x     1           x
Nabisco Group Hldgs.   common stock  62952P10   59,878,500.00   2,101,000                x     1           x
Network Associates     common stock  64093810    2,820,312.50     125,000                x     1           x
New Focus Inc.         common stock  64438310    7,900,000.00     100,000                x     1           x
Next Level Comm.       common stock  65333U10   13,555,625.00     205,000                x     1           x
Nextlink Comm. Inc.    common stock  98376410    5,278,125.00     150,000                x     1           x
Niagara Mohawk
  Holdings             common stock  65352010   16,205,175.00   1,028,900                x     1           x
Northrop Grumman       common stock  66680710   16,357,500.00     180,000                x     1           x
NTL Inc.               common stock  62940710    5,890,950.00     127,200                x     1           x
Occidental
  Petroleum Corp       common stock  67459910    2,181,250.00     100,000                x     1           x
Pacificare Health Sys. common stock  69511210    3,481,250.00     100,000                x     1           x
Packaging Corp.
  of Amer.             common stock  69515610   19,912,500.00   1,800,000                x     1           x
Palm Inc.              common stock  69664210   29,115,625.00     550,000                x     1           x
Parametric Tech.       common stock  69917310    8,203,125.00     750,000                x     1           x
Peco Energy Co.        common stock  30161N10   18,168,750.00     300,000                x     1           x
Peoplesoft Inc.        common stock  71271310   11,175,000.00     400,000                x     1           x
Phillip Morris         common stock  71815410   61,818,750.00   2,100,000                x     1           x
Phone.com Inc.         common stock  71920Q10   24,327,600.00     213,400                x     1           x
Procter & Gamble       common stock  74271810   30,150,000.00     450,000                x     1           x
Proton Energy System   common stock  74371K10    5,520,545.94     335,715                x     1           x
Proxim Inc.            common stock  74428410    6,665,625.00     150,000                x     1           x
PurchasePro.com        common stock  74614410    3,005,325.00      34,200                x     1           x
QLogic Corp.           common stock  74727710   22,000,000.00     250,000                x     1           x
Quest Software Inc     common stock  74834T10    9,979,650.00     160,800                x     1           x
R & B Falcon Corp.     common stock  74912E10   30,105,000.00   1,080,000                x     1           x
Republic Services Inc  common stock  76075910   29,531,250.00   2,250,000                x     1           x
Rohm & Haas Co.        common stock  77537110   20,343,750.00     700,000                x     1           x
Safeway Inc.           common stock  78651420   23,343,750.00     500,000                x     1           x
SanDisk Corp.          common stock  80004C10   14,004,375.00     210,000                x     1           x
Sappi Ltd ADR          common stock  80306920      710,775.00      97,200                x     1           x
Schlumberger           common stock  80685710   18,520,312.50     225,000                x     1           x
Simple Tech. Inc.      common stock  82882010      481,250.00      50,000                x     1           x
Skywest Inc.           common stock  83087910   12,796,875.00     250,000                x     1           x
Smith Int'l            common stock  83211010    8,156,250.00     100,000                x     1           x


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Smurfit Stone          common stock  83272710   11,937,750.69   1,000,021                x     1           x
Southern Energy Inc.   common stock  84281610   11,059,687.50     352,500                x     1           x
SouthTrust Corp.       common stock  84473010   13,360,937.50     425,000                x     1           x
SPX Corp.              common stock  78463510   18,309,937.50     129,000                x     1           x
Stillwater Mining      common stock  86074Q10    6,767,500.00     250,000                x     1           x
STLW Mar 70 Puts       Puts          56310095    4,162,500.00       1,000                x     1           x
Sybron Int'l Corp.     common stock  87114F10   12,000,000.00     500,000                x     1           x
Synavant Inc.          common stock  87157A10      271,780.00      40,640                x     1           x
Target Corp.           common stock  87612E10    6,406,250.00     250,000                x     1           x
Tele Norte Leste
  Celular              common stock  87924610    4,562,500.00     200,000                x     1           x
Telecom Brasilerias    common stock  87928730    7,912,500.00     100,000                x     1           x
Telefono Mexico ADR    common stock  87940378   13,296,875.00     250,000                x     1           x
Thermo Electron Corp   common stock  88355610   18,200,000.00     700,000                x     1           x
Timberland Co.         common stock  88710010   12,300,000.00     300,000                x     1           x
Tosco Corp.            common stock  89149030    8,071,325.00     258,800                x     1           x
Tut Systems Inc.       common stock  90110310   10,781,250.00     125,000                x     1           x
Tyco Intl.             common stock  90212410   20,750,000.00     400,000                x     1           x
UAL Corp.              common stock  90254950    4,200,000.00     100,000                x     1           x
United
  Microelectronics
  ADR                  common stock  91087320    2,968,750.00     250,000                x     1           x
Univision Comm. Inc.   common stock  91490610    7,475,000.00     200,000                x     1           x
US Airways Group       common stock  91190510    3,454,656.25     113,500                x     1           x
USA Networks Inc.      common stock  90298410   10,937,500.00     500,000                x     1           x
UST Inc.               common stock  90291110   19,322,512.50     844,700                x     1           x
Venator Group          common stock  92294410   15,468,750.00   1,250,000                x     1           x
VerticalNet Inc.       common stock  92532L10    8,029,312.50     229,000                x     1           x
Viacom Inc.            Class B       92552430   23,400,000.00     400,000                x     1           x
Virata Corp.           common stock  92764610    2,036,650.00      30,800                x     1           x
Waste Management Inc   common stock  94106L10   24,412,500.00   1,400,000                x     1           x
Weatherford Int'l      common stock  94707410    5,357,800.00     124,600                x     1           x
XL Capital Ltd.        common stock  G9825510   18,375,000.00     250,000                x     1           x

                                               2,067,619,875   67,081,982
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